Inventories - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Inventory Disclosure [Abstract]
Inventory write-down to net realizable value	$ 0	$ 203	$ 110	$ 706